ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Mar. 31, 2026
ORGANIZATION AND DESCRIPTION OF BUSINESS
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Dance Emotion Studios Inc. (“Dance Emotion Studios”) was incorporated on July 31, 2025, in the State of Nevada, USA. Dance Emotion Studios acquired 100% interest of Dance Emotion Limited of Hong Kong (“Dance Emotion Limited”) on January 15, 2026, as its wholly owned subsidiary. Dance Emotion Limited, incorporated on May 14, 2014, in Hong Kong under the Companies Ordinance (Chapter 622 of the Laws of Hong Kong), is engaged in the sale of clothing, specializing in the design, supply, and distribution of a range of dance apparel and other clothing and accessories. It works with clothing manufacturers in Hong Kong and China on the fabrication of its products.

Dance Emotion Studios and Dance Emotion Limited will be collectively referred to as the “Company”.